Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Clockwise U.S. Core Equity ETF
Shareholder Report [Line Items]
Fund Name	Clockwise U.S. Core Equity ETF
Class Name	Clockwise U.S. Core Equity ETF
Trading Symbol	TIME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clockwise U.S. Core Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.clockwisefunds.com. You can also request this information by contacting us at 866‑864‑3968 or by writing the Fund at Clockwise U.S. Core Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	866‑864‑3968
Additional Information Website	www.clockwisefunds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clockwise U.S. Core Equity ETF	$47	0.94%*
*	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94% [1]
Material Change Date	Dec. 29, 2025
Net Assets	$ 10,276,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 76,331
Investment Company, Portfolio Turnover	524.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$10,276
Number of Holdings	35
Total Advisory Fee Paid	$76,331
Portfolio Turnover	524%

Holdings [Text Block]

Sector/Security Type - Investments
(% of Total Net Assets)

Percentages are stated as a percent of net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of Net Assets)
Apple, Inc.	8.5
Alphabet, Inc. - Class A	6.9
NVIDIA Corp.	6.4
Microsoft Corp.	5.1
Amazon.com, Inc.	5.0
Micron Technology, Inc.	4.5
ProShares UltraPro Short S&P 500	4.4
ProShares UltraPro Short QQQ	4.1
Broadcom, Inc.	3.6
Tesla, Inc.	3.6

Material Fund Change [Text Block]

Material Fund Changes

Effective December 29, 2025:

• The Fund changed its name from Clockwise Core Equity & Innovation ETF to Clockwise U.S. Core Equity ETF.

• The Fund's 80% policy was revised to specify investment in and/or exposure to U.S. based companies and related securities, including options.

Material Fund Change Name [Text Block]	The Fund changed its name from Clockwise Core Equity & Innovation ETF to Clockwise U.S. Core Equity ETF.
Material Fund Change Strategies [Text Block]	The Fund's 80% policy was revised to specify investment in and/or exposure to U.S. based companies and related securities, including options.

[1]	Costs paid as a percentage of $10,000 is an annualized figure.